                                    TOUCHSTONE
                                       LOGO
                                 VARIABLE ANNUITY

                                    TOUCHSTONE
                                       LOGO
                                 VARIABLE ANNUITY

                                        SELECT ADVISORS
                               VARIABLE INSURANCE TRUST

                                EMERGING GROWTH LOGO
                           INTERNATIONAL EQUITY LOGO
                             INCOME OPPORTUNITY LOGO
                                     VALUE PLUS LOGO
                                       BALANCED LOGO
                                 STANDBY INCOME LOGO

                                          ANNUAL REPORT
                                      DECEMBER 31, 1998

NOTES                                                                          2

3
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 91.9%
         AUTOMOTIVE -- 2.4%
 8,700   Bandag, Class A                                               $   303,413
26,600   Exide                                                             432,250
----------------------------------------------------------------------------------
                                                                           735,663
----------------------------------------------------------------------------------
         BANKING -- 2.1%
 5,000   Bank United, Class A                                              196,250
 7,900   Dime Bancorp                                                      208,856
15,200   Golden State Bancorp*                                             252,700
----------------------------------------------------------------------------------
                                                                           657,806
----------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 1.8%
39,200   DiMon                                                             291,550
15,000   Ralcorp Holdings*                                                 273,750
----------------------------------------------------------------------------------
                                                                           565,300
----------------------------------------------------------------------------------
         BUILDING MATERIALS -- 4.8%
16,700   Calmat                                                            515,613
44,900   Dal-Tile International*                                           465,838
 8,400   Martin Marietta Materials                                         522,375
----------------------------------------------------------------------------------
                                                                         1,503,826
----------------------------------------------------------------------------------
         CHEMICALS -- 0.6%
25,300   Calgon Carbon                                                     189,750
----------------------------------------------------------------------------------
         COMMERCIAL SERVICES -- 14.0%
17,200   Administaff*                                                      430,000
17,000   Advance Paradigm*                                                 594,987
14,000   Apollo Group, Class A                                             474,250
10,500   A.C. Nielson*                                                     296,625
15,000   Career Education*                                                 450,000
12,100   CDI*                                                              244,269
 9,000   DeVry*                                                            275,625
27,000   FirstService*                                                     322,313
10,000   ITT Educational Services*                                         340,000
12,000   Stewart Enterprises                                               267,000
14,900   Unova*                                                            270,063
15,800   Wallace Computer Services                                         416,725
----------------------------------------------------------------------------------
                                                                         4,381,857
----------------------------------------------------------------------------------
         COMMUNICATIONS -- 4.7%
18,200   DSP Communications*                                               278,688
11,400   Geotel Communications*                                            424,650
19,000   Powerwave Technologies*                                           353,875
 6,000   Tellabs*                                                          411,375
----------------------------------------------------------------------------------
                                                                         1,468,588
----------------------------------------------------------------------------------
         COMPUTER SOFTWARE & PROCESSING -- 6.3%
22,900   Carreker-Antinori*                                                153,144
26,700   CBT Group, ADR*                                                   397,163
 4,400   Earthlink Network*                                                250,800
 7,500   Equant*                                                           508,594
 4,600   Policy Management Systems*                                        232,300

The accompanying notes are an integral part of the financial statements.

                                                                               4
Schedule of Investments continued

   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         COMPUTER SOFTWARE & PROCESSING Continued
 1,600   PRI Automation*                                               $    41,600
 7,500   Transaction Systems Architects, Class A*                          375,000
----------------------------------------------------------------------------------
                                                                         1,958,601
----------------------------------------------------------------------------------
         COMPUTERS & INFORMATION -- 5.0%
 4,000   EMC*                                                              340,000
10,200   Gerber Scientific                                                 242,888
29,800   Intergraph*                                                       171,350
15,000   Saville Systems, ADR*                                             285,000
33,600   Scitex*                                                           394,800
 2,500   Sterling Commerce*                                                112,500
----------------------------------------------------------------------------------
                                                                         1,546,538
----------------------------------------------------------------------------------
         ELECTRICAL EQUIPMENT -- 1.1%
29,100   Magnetek*                                                         336,469
----------------------------------------------------------------------------------
         ELECTRONICS -- 6.4%
30,000   Aeroflex*                                                         453,750
21,500   Commscope*                                                        361,469
15,500   Galileo Technology*                                               418,500
10,000   Maxwell Technologies*                                             402,500
15,000   Power Integrations*                                               375,938
----------------------------------------------------------------------------------
                                                                         2,012,157
----------------------------------------------------------------------------------
         ENTERTAINMENT & LEISURE -- 3.0%
17,000   Cinar Films, Class B*                                             431,375
 9,000   SFX Entertainment, Class A*                                       493,875
----------------------------------------------------------------------------------
                                                                           925,250
----------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 1.0%
23,000   Life USA Holdings                                                 296,125
----------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER -- 1.0%
42,300   Unisource Worldwide                                               306,675
----------------------------------------------------------------------------------
         HEALTH CARE PROVIDERS -- 2.5%
14,700   IDEXX Laboratories*                                               395,523
14,000   Syncor International*                                             381,500
----------------------------------------------------------------------------------
                                                                           777,023
----------------------------------------------------------------------------------
         HEAVY CONSTRUCTION -- 0.8%
18,900   Foster Wheeler                                                    249,244
----------------------------------------------------------------------------------
         HEAVY MACHINERY -- 0.2%
 4,500   Flowserve                                                          74,531
----------------------------------------------------------------------------------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 1.1%
 5,800   Herman Miller                                                     155,875
11,400   LA-Z-Boy Chair                                                    203,063
----------------------------------------------------------------------------------
                                                                           358,938
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

5

   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         INSURANCE -- 2.7%
13,100   HCC Insurance Holdings                                        $   230,888
 8,350   HSB Group                                                         342,872
28,000   Provident American*                                               280,000
----------------------------------------------------------------------------------
                                                                           853,760
----------------------------------------------------------------------------------
         MEDIA -- BROADCASTING & PUBLISHING -- 7.2%
16,000   American Tower Systems, Class A*                                  473,000
16,000   Capstar Broadcasting, Class A*                                    366,000
 5,700   Central Newspapers, Class A                                       407,194
22,600   Hollinger International                                           314,988
25,000   Information Holdings*                                             393,750
 9,400   Lee Enterprises                                                   296,100
----------------------------------------------------------------------------------
                                                                         2,251,032
----------------------------------------------------------------------------------
         MEDICAL SUPPLIES -- 4.4%
15,600   Arthocare*                                                        339,300
 8,200   EG&G                                                              228,063
12,300   Haemonetics*                                                      279,825
13,000   OEC Medical Systems*                                              408,688
 5,700   Roper Industries                                                  116,138
----------------------------------------------------------------------------------
                                                                         1,372,014
----------------------------------------------------------------------------------
         METALS -- 0.5%
 5,400   Harsco                                                            164,363
----------------------------------------------------------------------------------
         OIL & GAS -- 2.0%
10,300   Equitable Resources                                               299,988
23,000   Nabors Industries*                                                311,938
----------------------------------------------------------------------------------
                                                                           611,926
----------------------------------------------------------------------------------
         PHARMACEUTICALS -- 3.5%
 9,000   Anesta*                                                           239,625
18,000   Jean Coutu Group, Class A                                         386,433
18,500   King Pharmaceuticals*                                             483,313
----------------------------------------------------------------------------------
                                                                         1,109,371
----------------------------------------------------------------------------------
         RESTAURANTS -- 1.5%
16,000   The Cheesecake Factory*                                           474,501
----------------------------------------------------------------------------------
         RETAILERS -- 3.4%
34,000   Charming Shoppes*                                                 146,625
10,000   Duane Reade*                                                      385,000
 9,000   Enesco Group                                                      209,250
12,500   Guitar Center*                                                    307,813
----------------------------------------------------------------------------------
                                                                         1,048,688
----------------------------------------------------------------------------------
         TELEPHONE SYSTEMS -- 2.4%
 6,000   Exodus Communications*                                            385,500
 7,500   Qwest Communications International*                               375,000
----------------------------------------------------------------------------------
                                                                           760,500
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               6
Schedule of Investments continued

   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         TEXTILES, CLOTHING & FABRICS -- 1.5%
12,347   Albany International                                          $   233,823
28,000   Stride Rite                                                       245,000
----------------------------------------------------------------------------------
                                                                           478,823
----------------------------------------------------------------------------------
         TRANSPORTATION -- 4.0%
37,200   Fritz Companies*                                                  402,225
38,300   Halter Marine Group*                                              186,713
 8,900   Newport News Shipbuilding                                         297,594
19,500   Yellow*                                                           372,938
----------------------------------------------------------------------------------
                                                                         1,259,470
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $26,209,953)                                  28,728,789
----------------------------------------------------------------------------------

UNITS
WARRANTS -- 0.1%
          BANKING -- 0.1%
 5,700    Golden State Bancorp*                                              26,006
-----------------------------------------------------------------------------------
TOTAL WARRANTS (COST $21,258)                                                26,006
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 92.0% (COST $26,231,211)(a)                28,754,795
CASH AND OTHER ASSETS NET OF LIABILITIES -- 8.0%                        $ 2,509,108
-----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $31,263,903
-----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is $26,235,332, resulting in gross unrealized appreciation and depreciation of $5,284,907 and $2,765,444, respectively, and net unrealized appreciation of $2,519,463.

ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

7
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
COMMON STOCKS -- 92.7%
          FINLAND -- 2.0%
  5,464   Nokia OYJ, Series A                                           $   664,388
-----------------------------------------------------------------------------------
          FRANCE -- 16.7%
  4,080   AXA                                                               590,380
  4,191   Banque National De Paris                                          344,549
  1,353   Canal Plus                                                        368,599
  1,548   Cap Gemini                                                        248,056
  5,694   Casino Guichard-Perrachon                                         592,007
  1,672   Vivendi                                                           433,103
  1,789   Dexia France                                                      275,169
  2,225   Groupe Danone                                                     635,970
  4,962   Rhone Poulenc                                                     254,937
  4,096   Sanofi                                                            673,185
  4,394   Suez Lyonnaise Des Eaux-Dumex                                     901,129
  3,380   Total S.A., Series B                                              341,759
-----------------------------------------------------------------------------------
                                                                          5,658,843
-----------------------------------------------------------------------------------
          GERMANY -- 7.7%
    941   Allianz Holdings                                                  345,057
  3,394   Bayerische Vereinsbank                                            265,817
  5,028   Mannesmann                                                        576,353
  6,159   Metro                                                             491,611
 11,878   RWE                                                               650,483
  4,170   Siemens                                                           269,032
-----------------------------------------------------------------------------------
                                                                          2,598,353
-----------------------------------------------------------------------------------
          GREAT BRITAIN -- 17.9%
 12,198   Allied Zurich*                                                    181,546
 20,790   Bank of Scotland                                                  247,469
 46,562   BG                                                                293,160
 25,874   British Petroleum                                                 385,519
 55,752   Compass Group                                                     637,253
 20,566   Dixons Group, ADR                                                 288,676
 61,500   Gallaher Group                                                    416,054
  9,826   Glaxo Wellcome                                                    337,345
 28,565   Lloyds TSB Group                                                  405,460
 60,584   National Grid Group                                               482,525
 22,712   Orange*                                                           263,372
 22,718   Prudential                                                        342,266
 18,196   Railtrack Group                                                   474,569
 30,668   SmithKline Beecham                                                427,673
 16,665   Unilever                                                          186,472
 42,385   Vodafone Group                                                    686,767
-----------------------------------------------------------------------------------
                                                                          6,056,126
-----------------------------------------------------------------------------------
          IRELAND -- 1.9%
 35,831   Allied Irish Banks                                                636,488
      1   Bank of Ireland                                                        21
-----------------------------------------------------------------------------------
                                                                            636,509
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               8
Schedule of Investments continued

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
          ITALY -- 10.8%
 14,746   Assicurazione Generali                                        $   614,431
118,034   Credito Italiano                                                  695,726
 21,140   Istituto Bancario San Paolo di Torino*                            372,986
182,877   Olivetti*                                                         636,642
785,673   Seat Pagine Gialle*                                               736,801
 31,480   Telecom Italia Mobile                                             231,974
 60,067   Telecom Italia                                                    375,888
-----------------------------------------------------------------------------------
                                                                          3,664,448
-----------------------------------------------------------------------------------
          JAPAN -- 14.3%
  2,600   Acom                                                              166,705
  3,000   Ajinomoto                                                          31,794
  3,000   Asahi Breweries                                                    44,114
  5,000   Bridgestone                                                       113,265
  4,000   Canon                                                              85,313
 20,000   Casio Computer                                                    147,311
 22,000   Citizen Watch                                                     132,120
 12,000   Daiichi Pharmaceutical                                            202,314
     12   East Japan Railway                                                 66,873
  5,200   Familymart                                                        259,013
  5,000   Fuji                                                              185,463
  3,900   ITO Yokado                                                        272,101
  7,000   Kirin Brewery                                                      89,022
     66   Merrill Lynch (Honda Motor), CPS                                   67,082
  7,000   Minebea                                                            79,996
 24,000   Mitsubishi Heavy Industries                                        93,262
  6,000   Mitsubishi                                                         34,443
 32,500   Mitsui Chemicals                                                  112,801
     90   Morgan Stanley Deanwitter (Canon Inc), CPS*                        73,913
     70   Morgan Stanley Deanwitter (Sony Corp), CPS                         87,238
  1,700   Nintendo                                                          163,649
 28,000   Nippon Express                                                    157,273
 23,000   Nippon Paper Industries                                           104,407
     40   Nippon Telegraph & Telephone                                      154,023
  2,710   Promise                                                           140,729
  3,000   Rohm Company                                                      272,631
  7,000   Sankyo                                                            152,698
 24,000   Sekisui House                                                     253,290
  1,200   Sony                                                               87,221
 10,000   Sumitomo                                                           48,574
  3,400   TDK                                                               310,183
  4,000   Terumo                                                             93,968
  6,400   Tokyo Electric Power                                              157,697
 17,000   Toppan Printing                                                   207,189
  7,000   Toyota Motor                                                      189,791
-----------------------------------------------------------------------------------
                                                                          4,837,466
-----------------------------------------------------------------------------------
          NETHERLANDS -- 6.0%
  9,250   Heineken                                                          556,280
  4,465   Koninklijke                                                       223,369
  6,295   Nutreco Holding                                                   247,914

The accompanying notes are an integral part of the financial statements.

9

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
          NETHERLANDS Continued
  1,153   STMicroelectronics*                                           $    90,629
    900   STMicroelectronics, ADR*                                           70,256
  4,844   Verenigde Nederlandse                                             182,520
  3,094   Wolters Kluwer                                                    661,612
-----------------------------------------------------------------------------------
                                                                          2,032,580
-----------------------------------------------------------------------------------
          PORTUGAL -- 0.5%
  3,080   Brisa-Auto Estradas de Portugal                                   181,383
-----------------------------------------------------------------------------------
          SPAIN -- 3.9%
 27,577   Argentaria                                                        714,455
 18,454   Iberdrola                                                         345,403
  5,380   Telefonica De Espana                                              239,322
-----------------------------------------------------------------------------------
                                                                          1,299,180
-----------------------------------------------------------------------------------
          SWEDEN -- 0.9%
 12,480   Ericsson                                                          296,457
-----------------------------------------------------------------------------------
          SWITZERLAND -- 10.1%
    192   Nestle                                                            417,361
    406   Novartis                                                          805,153
     40   Roche Holding                                                     487,386
     84   Swiss Reinsurance                                                 218,687
  1,280   Swisscom*                                                         535,078
  1,281   Union Bank of Switzerland                                         393,008
    760   Zuerich Allied                                                    561,919
-----------------------------------------------------------------------------------
                                                                          3,418,592
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $26,545,659)                                   31,344,325
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 92.7% (COST $26,545,659)(a)                31,344,325
CASH AND OTHER ASSETS NET OF LIABILITIES -- 7.3%                          2,468,701
-----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $33,813,026
-----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

  (a) The aggregate identified cost for federal income tax purposes is $26,852,674, resulting in gross unrealized appreciation and depreciation of $4,918,105 and $426,454, respectively, and net unrealized appreciation of $4,491,651.

ADR -- American Depositary Receipt

 CPS -- Currency Protected Security

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                       10
                                                               December 31, 1998

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
  AMOUNT                                                          RATE       DATE      (NOTE 1)
CORPORATE BONDS -- 67.6%
             AEROSPACE & DEFENSE -- 2.5%
$  500,000   Pacific Aerospace, 144A                            11.25%     08/01/05   $   375,000
   500,000   Transdigm, 144A                                    10.375%    12/01/08       502,500
-------------------------------------------------------------------------------------------------
                                                                                          877,500
-------------------------------------------------------------------------------------------------
             BEVERAGES, FOOD & TOBACCO -- 2.4%
   700,000   Compania Alimentos Fargo, 144A                     13.25%     08/01/08       532,000
   400,000   Richmont Marketing Special, 144A                   10.125%    12/15/07       300,000
-------------------------------------------------------------------------------------------------
                                                                                          832,000
-------------------------------------------------------------------------------------------------
             CHEMICALS -- 3.2%
   600,000   Climachem                                          10.75%     12/01/07       603,000
   500,000   Trans-Resources                                    10.75%     03/15/08       495,000
-------------------------------------------------------------------------------------------------
                                                                                        1,098,000
-------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES -- 1.4%
   500,000   Nationsrent, 144A                                  10.375%    12/15/08       495,000
-------------------------------------------------------------------------------------------------
             COMMUNICATIONS -- 3.4%
   450,000   Dobson Wireline                                    12.25%     06/15/08       416,250
   450,000   Northeast Optic Network                            12.75%     08/15/08       441,000
   600,000   Paging Network Do Brasil, Euro-Dollar              13.50%     06/06/05       312,000
-------------------------------------------------------------------------------------------------
                                                                                        1,169,250
-------------------------------------------------------------------------------------------------
             COMPUTER SOFTWARE & PROCESSING -- 2.2%
   750,000   Primark, 144A                                       9.25%     12/15/08       753,750
-------------------------------------------------------------------------------------------------
             ENTERTAINMENT & LEISURE -- 3.9%
   450,000   Bell Sports, 144A                                  11.00%     08/15/08       456,750
   400,000   Regal Cinemas                                       9.50%     06/01/08       416,000
   500,000   TVN Entertainment, 144A                            14.00%     08/01/08       440,000
-------------------------------------------------------------------------------------------------
                                                                                        1,312,750
-------------------------------------------------------------------------------------------------
             ENVIRONMENTAL -- 0.4%
   300,000   ATC Group Services                                 12.00%     01/15/08       153,000
-------------------------------------------------------------------------------------------------
             FOOD RETAILERS -- 1.5%
   500,000   Pantry                                             10.250%    10/15/07       523,750
-------------------------------------------------------------------------------------------------
             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 4.1%
   750,000   Imperial Home Decor Group, Series B                11.00%     03/15/08       667,500
   750,000   Salton/Maxim Housewares, 144A                      10.75%     12/15/05       754,688
-------------------------------------------------------------------------------------------------
                                                                                        1,422,188
-------------------------------------------------------------------------------------------------
             INDUSTRIAL -- DIVERSIFIED -- 14.4%
   450,000   Aqua Chem, 144A                                    11.25%     07/01/08       432,000
   500,000   Axia                                               10.75%     07/15/08       507,500
   500,000   Derby Cycle, 144A                                  10.00%     05/15/08       430,000
   450,000   Evenflo, 144A                                      11.75%     08/15/06       463,500
   500,000   FSW International, Yankee-Dollar+                  12.50%     11/01/06       125,000
   700,000   Generac Portable Products, 144A                    11.25%     07/01/06       707,000
   250,000   Neenah, 144A                                       11.125%    05/01/07       256,875
   500,000   Penhall Acquisition, 144A                          12.00%     08/01/06       470,000
   880,000   Pen-Tab Industries                                 10.875%    02/01/07       778,800

The accompanying notes are an integral part of the financial statements.

11

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
  AMOUNT                                                          RATE       DATE      (NOTE 1)
             INDUSTRIAL -- DIVERSIFIED Continued
$  800,000   SF Holdings Group (zero coupon until 03/15/03,
             12.75% thereafter), (c)(d)                          0.00%     03/15/08   $   280,000
   500,000   Simonds, 144A                                      10.25%     07/01/08       510,000
-------------------------------------------------------------------------------------------------
                                                                                        4,960,675
-------------------------------------------------------------------------------------------------
             MEDIA -- BROADCASTING & PUBLISHING -- 2.8%
   500,000   Perry-Judd                                         10.625%    12/15/07       525,000
   600,000   Source Media                                       12.00%     11/01/04       450,000
-------------------------------------------------------------------------------------------------
                                                                                          975,000
-------------------------------------------------------------------------------------------------
             METALS -- 5.9%
   500,000   Commonwealth Aluminum                              10.75%     10/01/06       502,500
   575,000   Doe Run Resources, Series B                        11.25%     03/15/05       442,750
   750,000   Golden Northwest Aluminum, 144A                    12.00%     12/15/06       753,750
   500,000   Nippon Denro Ispat                                  3.00%     04/01/01       175,000
 1,000,000   NTS Steel Group Public, Euro-Dollar+                4.00%     12/16/08       160,000
-------------------------------------------------------------------------------------------------
                                                                                        2,034,000
-------------------------------------------------------------------------------------------------
             OIL & GAS -- 4.6%
   500,000   Eagle Geophysical, Series B                        10.75%     07/15/08       415,000
   500,000   Elgin National Industries                          11.00%     11/01/07       502,500
   300,000   Panaco                                             10.625%    10/01/04       210,000
   500,000   Parker Drilling, Series D                           9.75%     11/15/06       445,000
-------------------------------------------------------------------------------------------------
                                                                                        1,572,500
-------------------------------------------------------------------------------------------------
             REAL ESTATE -- 1.2%
   850,000   GS Superhighway Holdings, Yankee-Dollar            10.25%     08/15/07       425,000
-------------------------------------------------------------------------------------------------
             RETAILERS -- 4.6%
   500,000   Big 5                                              10.875%    11/15/07       505,000
   300,000   Frank's Nursery & Crafts                           10.25%     03/01/08       295,500
   800,000   Home Interiors & Gifts, 144A                       10.125%    06/01/08       792,000
-------------------------------------------------------------------------------------------------
                                                                                        1,592,500
-------------------------------------------------------------------------------------------------
             TELEPHONE SYSTEMS -- 6.4%
   500,000   AMSC Acquisition(d)                                12.25%     04/01/08       310,000
   400,000   Conecel, Euro-Dollar                               14.00%     05/01/02       208,000
   750,000   Conecel Holdings, Euro-Dollar, 144A(d)             14.00%     10/01/00       273,750
   400,000   Orion Network                                      11.25%     01/15/07       392,000
   500,000   Tricom                                             11.375%    09/01/04       410,000
   600,000   Winstar Equipment                                  12.50%     03/15/04       609,000
-------------------------------------------------------------------------------------------------
                                                                                        2,202,750
-------------------------------------------------------------------------------------------------
             TRANSPORTATION -- 2.7%
   450,000   American Commercial Lines, 144A                    10.25%     06/30/08       456,750
   500,000   Stena Line                                         10.625%    06/01/08       450,000
-------------------------------------------------------------------------------------------------
                                                                                          906,750
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $27,246,946)                                               23,306,363
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              12
Schedule of Investments continued

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
  AMOUNT                                                          RATE       DATE      (NOTE 1)
SOVEREIGN GOVERNMENT OBLIGATIONS -- 27.4%
             ARGENTINA -- 5.1%
$2,068,025   Republic of Argentina(b)                            6.187%    03/31/05   $ 1,757,821
-------------------------------------------------------------------------------------------------
             BRAZIL -- 3.4%
 1,177,620   Republic of Brazil, Brady Bond (Payment-in-kind)    8.00%     04/15/14       700,684
   800,000   Republic of Brazil, Brady Bond(b)                   6.125%    04/15/24       468,000
-------------------------------------------------------------------------------------------------
                                                                                        1,168,684
-------------------------------------------------------------------------------------------------
             BULGARIA -- 4.1%
 1,000,000   Government of Bulgaria, Brady Bond(b)               6.688%    07/28/24       700,000
 1,050,000   Government of Bulgaria, Brady Bond, IAB(b)          6.688%    07/28/11       703,500
-------------------------------------------------------------------------------------------------
                                                                                        1,403,500
-------------------------------------------------------------------------------------------------
             COLOMBIA -- 2.9%
 1,200,000   Republic of Colombia                                8.625%    04/01/08     1,020,000
-------------------------------------------------------------------------------------------------
             MEXICO -- 4.5%
   700,000   Mexican Discount Bond, Series B, Brady Bond(b)      6.039%    12/31/19       568,750
 1,250,000   Mexico Par Series B Cumulative, Brady Bond          6.250%    12/31/19       973,438
-------------------------------------------------------------------------------------------------
                                                                                        1,542,188
-------------------------------------------------------------------------------------------------
             NIGERIA -- 1.4%
   750,000   Nigeria -- PAR, Brady Bond                          6.250%    11/15/20       472,500
-------------------------------------------------------------------------------------------------
             PANAMA -- 2.7%
 1,250,000   Panama, Brady Bond, IRB(b)(c)                       4.00%     07/17/14       931,250
-------------------------------------------------------------------------------------------------
             PERU -- 1.6%
 1,000,000   Government of Peru, Brady Bond, FLIRB               3.25%     03/07/17       566,250
-------------------------------------------------------------------------------------------------
             RUSSIA -- 0.5%
   800,000   Russian Federation                                  8.750%    07/24/05       185,000
    44,735   Russian Vnesheconombank, Brady Bond, IAN(b)         5.969%    12/15/15         4,837
-------------------------------------------------------------------------------------------------
                                                                                          189,837
-------------------------------------------------------------------------------------------------
             VENEZUELA -- 1.2%
   642,855   Republic of Venezuela, Brady Bond, DCB(b)           5.938%    12/18/07       407,409
-------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $10,175,719)                               9,459,439
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

13

   INCOME OPPORTUNITY PORTFOLIO

                                                                                         VALUE
  UNITS                                                                                (NOTE 1)
WARRANTS -- 0.0%
            MEXICO -- 0.0%
1,076,000   United Mexican States*                                                             --
-------------------------------------------------------------------------------------------------
            NIGERIA -- 0.0%
      750   Central Bank of Nigeria*                                                           --
-------------------------------------------------------------------------------------------------
            TELEPHONE SYSTEMS -- 0.0%
      400   Loral Space & Communications*                                             $     4,400
      300   Primus Telecommunications*                                                      3,750
-------------------------------------------------------------------------------------------------
                                                                                            8,150
-------------------------------------------------------------------------------------------------
TOTAL WARRANTS (COST $0)                                                                    8,150
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 95.0% (COST $37,422,665)(a)                              32,773,952
CASH AND OTHER ASSETS NET OF LIABILITIES -- 5.0%                                        1,720,061
-------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                  $34,494,013
-------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

 + Security currently in default of interest payment. The portfolio is not accruing stated interest.

(a) The aggregate identified cost for federal income tax purposes is $37,463,946, resulting in gross unrealized appreciation and depreciation of $328,349 and $5,018,343, respectively, and net unrealized depreciation of $4,689,994.

(b) Interest rate shown reflects current rate on instrument with variable or floating rates.

(c)  Zero or step coupon bond.

(d) Security issued with detachable warrants. The current value of each warrant is zero.

144A -- Securities restricted for resale to Qualified Institutional Buyers with registration rights.

Brady Bond -- U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.

DCB -- Debt Conversion Bond

Euro-Dollar -- Bonds issued offshore that pay interest and principal in U.S. dollars.

FLIRB -- Front-Load Interest Reduction Bonds

IAB -- Interest Arrears Bond

IAN -- Interest Arrears Note

IRB -- Interest Reduction Bond

Yankee-Dollar -- U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                       14
                                                               December 31, 1998

   VALUE PLUS PORTFOLIO

                                                                         VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 89.9%
         AEROSPACE & DEFENSE -- 1.0%
  675    Allied Signal                                                 $   29,911
---------------------------------------------------------------------------------
         AUTOMOTIVE -- 1.0%
  525    Magna International, Class A                                      32,550
---------------------------------------------------------------------------------
         BANKING -- 6.8%
1,182    Bank One                                                          60,356
1,225    First American                                                    54,359
  650    Mellon Bank                                                       44,688
1,575    North Fork Bancorporation                                         37,702
  625    St. Paul Bancorp                                                  17,012
---------------------------------------------------------------------------------
                                                                          214,117
---------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 7.4%
  525    General Mills                                                     40,819
  425    McDonald's                                                        32,566
1,775    Pepsico                                                           72,664
1,425    Ralston-Ralston Purina Group                                      46,134
1,525    Sysco                                                             41,842
---------------------------------------------------------------------------------
                                                                          234,025
---------------------------------------------------------------------------------
         CHEMICALS -- 1.1%
  650    Du Pont (E.I.) De Nemours                                         34,491
---------------------------------------------------------------------------------
         COMPUTER SOFTWARE & PROCESSING -- 3.8%
  800    Ceridian*                                                         55,850
1,500    Computer Associates International                                 63,938
---------------------------------------------------------------------------------
                                                                          119,788
---------------------------------------------------------------------------------
         COMPUTERS & INFORMATION -- 4.3%
1,625    Compaq Computer                                                   68,148
  800    Sun Microsystems*                                                 68,500
---------------------------------------------------------------------------------
                                                                          136,648
---------------------------------------------------------------------------------
         ELECTRIC UTILITIES -- 0.9%
  600    CMS Energy                                                        29,063
---------------------------------------------------------------------------------
         ELECTRICAL EQUIPMENT -- 0.9%
  625    Thomas & Betts                                                    27,070
---------------------------------------------------------------------------------
         ELECTRONICS -- 3.6%
  700    Intel                                                             82,994
  475    Xilinx*                                                           30,934
---------------------------------------------------------------------------------
                                                                          113,928
---------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 5.6%
1,225    Citigroup                                                         60,638
1,025    Federal National Mortgage Association                             75,850
  850    SLM Holding                                                       40,800
---------------------------------------------------------------------------------
                                                                          177,288
---------------------------------------------------------------------------------
         FOOD RETAILERS -- 0.9%
  800    American Stores                                                   29,550
---------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

15

   VALUE PLUS PORTFOLIO

                                                                         VALUE
SHARES                                                                  (NOTE 1)
         FOREST PRODUCTS & PAPER -- 4.4%
1,100    Kimberly-Clark                                                $   59,950
1,375    Mead                                                              40,305
1,100    Tenneco                                                           37,469
---------------------------------------------------------------------------------
                                                                          137,724
---------------------------------------------------------------------------------
         HEALTH CARE PROVIDERS -- 3.1%
2,025    HCR Manor Care*                                                   59,484
2,550    Healthsouth*                                                      39,366
---------------------------------------------------------------------------------
                                                                           98,850
---------------------------------------------------------------------------------
         HEAVY MACHINERY -- 0.4%
  325    Applied Materials*                                                13,873
---------------------------------------------------------------------------------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 5.4%
  800    General Electric                                                  81,650
  550    Johnson Controls                                                  32,450
1,400    Newell                                                            57,750
---------------------------------------------------------------------------------
                                                                          171,850
---------------------------------------------------------------------------------
         INSURANCE -- 4.9%
  475    Aetna                                                             37,347
  900    Equitable Companies                                               52,088
  475    Ohio Casualty                                                     19,534
1,000    Reliastar Financial                                               46,125
---------------------------------------------------------------------------------
                                                                          155,094
---------------------------------------------------------------------------------
         MEDIA -- BROADCASTING & PUBLISHING -- 0.5%
  800    A.H. Belo, Class A                                                15,950
---------------------------------------------------------------------------------
         MEDICAL SUPPLIES -- 1.4%
1,075    Becton Dickinson & Company                                        45,889
---------------------------------------------------------------------------------
         OFFICE EQUIPMENT -- 2.6%
  700    Xerox                                                             82,597
---------------------------------------------------------------------------------
         OIL & GAS -- 8.1%
  600    Chevron                                                           49,763
1,750    Conoco, Class A*                                                  36,531
  875    Mobil                                                             76,234
  550    Schlumberger                                                      25,369
2,200    Williams Companies                                                68,613
---------------------------------------------------------------------------------
                                                                          256,510
---------------------------------------------------------------------------------
         PHARMACEUTICALS -- 5.3%
  950    Abbott Laboratories                                               46,550
  600    Amgen*                                                            62,738
  400    Merck                                                             59,075
---------------------------------------------------------------------------------
                                                                          168,363
---------------------------------------------------------------------------------
         RETAILERS -- 3.6%
1,025    Consolidated Stores*                                              20,692
  875    Federated Department Stores*                                      38,117
  675    Wal-Mart Stores                                                   54,970
---------------------------------------------------------------------------------
                                                                          113,779
---------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              16
Schedule of Investments continued

   VALUE PLUS PORTFOLIO

                                                                         VALUE
SHARES                                                                  (NOTE 1)
         TELEPHONE SYSTEMS -- 10.6%
1,375    Alltel                                                        $   82,242
  800    Bell Atlantic                                                     45,450
1,875    Frontier                                                          63,750
1,100    MCI Worldcom*                                                     78,925
1,225    SBC Communications                                                65,691
---------------------------------------------------------------------------------
                                                                          336,058
---------------------------------------------------------------------------------
         TRANSPORTATION -- 2.3%
  675    Trinity Industries                                                25,988
  875    US Freightways                                                    25,484
1,250    Wisconsin Central Transport*                                      21,484
---------------------------------------------------------------------------------
                                                                           72,956
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $2,591,965)                                   2,847,922
---------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 89.9% (COST $2,591,965)(a)                2,847,922
CASH AND OTHER ASSETS NET OF LIABILITIES -- 10.1%                         319,752
---------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                   $3,167,674
---------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is $2,783,997, resulting in gross unrealized appreciation and depreciation of $118,237 and $54,312, respectively, and net unrealized appreciation of $63,925.

The accompanying notes are an integral part of the financial statements.

17
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   BALANCED PORTFOLIO

                                                                              VALUE
  SHARES                                                                    (NOTE 1)
COMMON STOCKS -- 55.1%
             ADVERTISING -- 2.3%
    15,100   WPP Group                                                     $   932,425
--------------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 2.6%
     7,000   Lockheed Martin                                                   593,250
    11,700   Rockwell International                                            470,194
--------------------------------------------------------------------------------------
                                                                             1,063,444
--------------------------------------------------------------------------------------
             AIRLINES -- 2.1%
    14,800   AMR*                                                              878,750
--------------------------------------------------------------------------------------
             AUTOMOTIVE -- 2.2%
    27,700   Lucasvarity, ADR                                                  927,950
--------------------------------------------------------------------------------------
             BEVERAGES, FOOD & TOBACCO -- 0.9%
     7,916   Diageo, ADR                                                       366,115
--------------------------------------------------------------------------------------
             CHEMICALS -- 2.6%
    22,400   Monsanto                                                        1,064,000
--------------------------------------------------------------------------------------
             COMPUTER SOFTWARE & PROCESSING -- 2.1%
    20,800   Computer Associates International                                 886,600
--------------------------------------------------------------------------------------
             COMPUTERS & INFORMATION -- 1.1%
    11,000   Compaq Computer                                                   461,313
--------------------------------------------------------------------------------------
             ELECTRONICS -- 5.2%
    48,900   Adaptec*                                                          858,806
     6,500   Avnet                                                             393,250
     8,700   Motorola                                                          531,244
     3,800   Solectron*                                                        353,163
--------------------------------------------------------------------------------------
                                                                             2,136,463
--------------------------------------------------------------------------------------
             ENTERTAINMENT & LEISURE -- 1.1%
    24,600   Polaroid                                                          459,713
--------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- 5.2%
    15,500   Citigroup                                                         767,250
    17,000   Countrywide Credit                                                853,188
     8,300   Federal Home Loan Mortgage Corporation                            534,831
--------------------------------------------------------------------------------------
                                                                             2,155,269
--------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS -- 0.9%
    14,100   Tenet Healthcare*                                                 370,125
--------------------------------------------------------------------------------------
             INDUSTRIAL -- DIVERSIFIED -- 1.3%
     8,900   Armstrong World Industries                                        536,781
--------------------------------------------------------------------------------------
             INSURANCE -- 3.3%
    31,729   Conseco                                                           969,718
    10,300   Renaissancere Holdings                                            377,238
--------------------------------------------------------------------------------------
                                                                             1,346,956
--------------------------------------------------------------------------------------
             LODGING -- 1.2%
   111,700   Homestead Village Property*                                       502,650
--------------------------------------------------------------------------------------
             MEDIA -- BROADCASTING & PUBLISHING -- 0.7%
     9,300   Reed International, ADR                                           292,950
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              18
Schedule of Investments continued

   BALANCED PORTFOLIO

                                                                              VALUE
  SHARES                                                                    (NOTE 1)
             METALS -- 1.3%
    26,900   Allegheny Teledyne                                            $   549,769
--------------------------------------------------------------------------------------
             OIL & GAS -- 2.0%
    26,500   Anadarko Petroleum                                                818,188
--------------------------------------------------------------------------------------
             PHARMACEUTICALS -- 2.6%
    26,400   Teva Pharmaceutical Industries, ADR                             1,074,150
--------------------------------------------------------------------------------------
             REAL ESTATE -- 5.3%
    35,700   Oakwood Homes                                                     542,194
    20,500   Prologis Trust, REIT                                              425,375
    88,600   Security Capital Group, Class B*                                1,201,638
--------------------------------------------------------------------------------------
                                                                             2,169,207
--------------------------------------------------------------------------------------
             TELEPHONE SYSTEMS -- 2.6%
    11,100   Sprint                                                            933,788
     5,550   Sprint PCS*                                                       128,344
--------------------------------------------------------------------------------------
                                                                             1,062,132
--------------------------------------------------------------------------------------
             TEXTILES, CLOTHING & FABRICS -- 2.0%
    34,200   Shaw Industries                                                   829,350
--------------------------------------------------------------------------------------
             TRANSPORTATION -- 4.5%
    35,900   Air Express International                                         780,825
    23,600   Sabre Group Holdings*                                           1,050,200
--------------------------------------------------------------------------------------
                                                                             1,831,025
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $22,629,277)                                      22,715,325
--------------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.6%
             ENTERTAINMENT & LEISURE -- 1.6%
    27,200   News Corporation Limited (The), ADR                               671,500
--------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $692,711)                                         671,500
--------------------------------------------------------------------------------------

PRINCIPAL                                                        INTEREST   MATURITY      VALUE
  AMOUNT                                                           RATE       DATE      (NOTE 1)
ASSET-BACKED SECURITIES -- 0.0%
$   12,718   Merrill Lynch Mortgage Investment                    7.65%     01/15/12   $    12,692
--------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $13,004)                                                12,692
--------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 14.1%
             BANKING -- 3.2%
   750,000   Associates Corporation of North America              5.75%     11/01/03       755,357
   250,000   BB&T                                                 7.25%     06/15/07       271,203
   250,000   Chase Manhattan                                      7.25%     06/01/07       273,322
       743   Nykredit                                             6.00%     10/01/26           117
--------------------------------------------------------------------------------------------------
                                                                                         1,299,999
--------------------------------------------------------------------------------------------------
             BEVERAGES, FOOD & TOBACCO -- 0.4%
   160,000   Coca-Cola Femsa                                      8.95%     11/01/06       156,295
--------------------------------------------------------------------------------------------------
             CHEMICALS -- 0.2%
   100,000   Belo                                                 6.875%    06/01/02       102,841
--------------------------------------------------------------------------------------------------
             COMPUTER SOFTWARE & PROCESSING -- 1.0%
   400,000   Computer Associates International                    6.375%    04/15/05       398,338
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

19

   BALANCED PORTFOLIO

PRINCIPAL                                                        INTEREST   MATURITY      VALUE
  AMOUNT                                                           RATE       DATE      (NOTE 1)
             ELECTRIC UTILITIES -- 2.3%
$  215,000   Financiera Energy                                    9.375%    06/15/06   $   186,085
   750,000   Tennessee Valley Authority                           5.00%     12/18/03       744,389
--------------------------------------------------------------------------------------------------
                                                                                           930,474
--------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- 3.4%
    20,000   Access Financial                                     7.10%     05/15/21        20,641
   750,000   AT&T Capital                                         7.50%     11/15/00       762,500
   500,000   GMAC                                                 7.125%    05/01/01       516,626
   120,000   Paine Webber Group                                   7.00%     03/01/00       121,056
--------------------------------------------------------------------------------------------------
                                                                                         1,420,823
--------------------------------------------------------------------------------------------------
             MEDIA -- BROADCASTING & PUBLISHING -- 1.2%
   500,000   CSC Holdings                                         7.625%    07/15/18       490,300
--------------------------------------------------------------------------------------------------
             METALS -- 0.8%
   300,000   AK Steel                                             9.125%    12/15/06       312,000
--------------------------------------------------------------------------------------------------
             MULTIPLE UTILITIES -- 0.8%
   300,000   New Brunswick                                        7.125%    10/01/02       318,720
--------------------------------------------------------------------------------------------------
             OIL & GAS -- 0.3%
   150,000   Petroleos Mexicanos                                  8.85%     09/15/07       132,000
--------------------------------------------------------------------------------------------------
             RETAILERS -- 0.5%
   200,000   Rite Aid                                             7.125%    01/15/07       213,342
--------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $5,782,435)                                                  5,775,132
--------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 6.5%
    35,000   Federal National Mortgage Association                6.15%     10/25/07        35,164
   500,000   Federal National Mortgage Association                6.00%     05/15/08       527,586
   500,000   Federal National Mortgage Association                6.247%    06/25/16       514,270
   711,091   Federal National Mortgage Association                6.50%     07/18/28       713,082
    40,000   General Electric Capital Mortgage Service            6.50%     11/25/23        39,598
    44,500   General Electric Capital Mortgage Service            6.50%     03/25/24        44,797
   750,000   Government National Mortgage Association             4.00%     10/20/25       717,007
    40,000   Merrill Lynch Mortgage Investment                    7.089%    12/26/25        42,684
    50,000   Prudential Home Mortgage Securities                  6.25%     04/25/24        47,329
--------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $2,651,506)                                       2,681,517
--------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.4%
    40,000   Baltimore Community Development Financing            8.20%     08/15/07        46,379
    40,000   New York State Housing Finance Agency Service        7.50%     09/15/03        42,139
    50,000   Ohio Housing Financial Agency                        7.90%     10/01/14        51,688
    30,000   Oklahoma City Airport                                9.40%     11/01/10        36,600
--------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $161,340)                                                      176,806
--------------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 2.3%
             BRAZIL -- 0.6%
   441,608   Republic of Brazil, Brady Bond                       8.00%     04/15/14       263,308
--------------------------------------------------------------------------------------------------
             GREAT BRITAIN -- 0.6%
   105,000   United Kingdom Treasury                              8.00%     12/07/15       247,810
GBP
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              20
Schedule of Investments continued

   BALANCED PORTFOLIO

PRINCIPAL                                                        INTEREST   MATURITY      VALUE
  AMOUNT                                                           RATE       DATE      (NOTE 1)
             SOUTH AFRICA -- 1.1%
 3,180,000   Republic of South Africa                            13.00%     08/31/10   $   458,060
ZAR
--------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $1,191,790)                                   969,178
--------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.8%
$1,455,000   U.S. Treasury Bond                                   6.25%     04/30/01     1,506,373
   975,000   U.S. Treasury Bond                                   7.25%     08/15/22     1,215,399
   375,000   U.S. Treasury Bond                                   6.75%     08/15/26       449,414
 1,295,000   U.S. Treasury Note                                   5.75%     10/31/00     1,319,687
   550,000   U.S. Treasury Note                                   5.625%    05/15/01       563,063
   700,000   U.S. Treasury Note                                   5.75%     08/15/03       730,625
    90,000   U.S. Treasury Note                                   7.25%     08/15/04       101,222
   550,000   U.S. Treasury Note                                   7.00%     07/15/06       626,313
--------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,316,994)                                        6,512,096
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 95.8% (COST $39,439,057)(a)                               39,514,246
CASH AND OTHER ASSETS NET OF LIABILITIES -- 4.2%                                         1,735,473
--------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                   $41,249,719
--------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

 (a) The aggregate identified cost for federal income tax purposes is $39,477,402, resulting in gross unrealized appreciation and depreciation of $3,366,548 and $3,329,704, respectively, and net unrealized appreciation of $36,844.

(b) Interest rate shown reflects current rate on instrument with variable or floating rates.

ADR -- American Depositary Receipt

Brady Bond -- U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.

REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

21
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   STANDBY INCOME PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
  AMOUNT                                                          RATE       DATE      (NOTE 1)
ASSET-BACKED SECURITIES -- 36.1%
$1,005,626   Arcadia Automobile Receivables Trust                5.737%    07/16/01   $ 1,009,528
 1,241,652   Auto Finance Group Receivables Trust                6.35%     10/15/02     1,252,206
 1,200,000   Capital Asset Research Funding, Class A, 144A       5.905%    12/15/05     1,200,000
 1,300,000   Chase Credit Card Master Trust                      5.787%    09/15/04     1,300,767
 1,000,000   Chase Manhattan Auto Owner Trust                    6.00%     12/15/04     1,006,190
 1,100,000   MBNA Master Credit Card Trust                       5.906%    12/15/05     1,100,110
   680,000   Standard Credit Card Master Trust                   7.00%     04/07/01       682,338
   786,669   Summit Acceptance Auto Trust                        7.01%     07/15/02       793,061
 1,200,000   UCFC Home Equity Loan                               6.105%    04/15/13     1,200,000
-------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $9,528,090)                                         9,544,200
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 33.2%
 1,300,000   Case                                                6.20%     01/20/99     1,295,746
   650,000   Coca-Cola                                           5.14%     01/15/99       648,701
   800,000   Crown Cork & Seal                                   5.88%     01/25/99       796,864
   700,000   MCI Worldcom                                        5.70%     01/22/99       697,672
 1,300,000   Safeway                                             5.83%     01/15/99     1,297,053
 1,300,000   Service Corporation International                   6.00%     02/25/99     1,288,084
   700,000   Toyota                                              5.16%     01/19/99       698,194
 1,300,000   Union Pacific Resources                             6.27%     01/15/99     1,296,831
   780,000   Williams Holdings                                   6.05%     02/26/99       772,659
-------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $8,791,804)                                                8,791,804
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 15.6%
             BANKING -- 8.7%
 1,200,000   Banco Latinoamericano                               6.70%     10/08/99     1,206,684
 1,100,000   MBNA                                                5.763%    07/07/03     1,091,363
-------------------------------------------------------------------------------------------------
                                                                                        2,298,047
-------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES -- 4.2%
 1,100,000   Texas Utilities Electric                            9.50%     08/01/99     1,118,316
-------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- 2.7%
   700,000   Credit Lyonnais, VR                                 6.875%    09/19/49       698,250
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $4,129,871)                                                 4,114,613
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.4%
 2,700,000   Federal Home Loan Bank                              4.50%     01/04/99     2,698,986
 1,100,000   Federal Home Loan Bank                              6.096%    05/13/03     1,105,280
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $3,798,986)                            3,804,266
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 99.3% (COST $26,248,751)(a)                              26,254,883
CASH AND OTHER ASSETS NET OF LIABILITIES -- 0.7%                                          195,057
-------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                  $26,449,940
-------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

(a) The aggregate identified cost for federal income tax purposes is $26,248,751, resulting in gross unrealized appreciation and depreciation of $28,116 and $21,984, respectively, and net unrealized appreciation of $6,132.

144A -- Securities restricted for resale to Qualified Institutional Buyers with registration rights.
VR -- Variable Rate Security -- maturity dates on these type of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Interest rate shown reflects current rate.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES                                          22
                                                               December 31, 1998

                                 EMERGING       INTERNATIONAL       INCOME           VALUE                           STANDBY
                                  GROWTH           EQUITY         OPPORTUNITY         PLUS          BALANCED         INCOME
                                 PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO(b)      PORTFOLIO       PORTFOLIO
ASSETS:
Investments, at value (Note
  1)(a)                         $28,754,795      $31,344,325      $32,773,952      $2,847,922      $39,514,246     $26,254,883
Cash                              2,264,966        2,547,063          850,528         270,949        1,543,440              --
Foreign currency                         --               --               --              --            6,977(c)           --
Receivables for:
  Investments sold                  532,144               --               --              --           96,357              --
  Fund shares sold                    9,161           19,279           28,503              --           43,787         170,190
  Dividends                          14,735           17,780               --           3,291           11,589              --
  Foreign tax reclaims                   --           33,986               --              17               --              --
  Unrealized appreciation on
    foreign forward currency
    contracts (Note 1)                   --               --               --              --            2,329              --
  Interest                            7,462            7,870        1,015,869             681          233,199         137,737
Deferred organization expenses
  (Note 1)                            3,467            3,467            3,467              --            3,467           3,496
Reimbursement receivable from
  Sponsor (Note 4)                       --               --               --          66,315               --              --
------------------------------------------------------------------------------------------------------------------------------
    Total assets                 31,586,730       33,973,770       34,672,319       3,189,175       41,455,391      26,566,306
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
  Investments purchased             127,890               --               --              --               --              --
  Unrealized depreciation on
    foreign forward currency
    contracts (Note 1)                   --               --               --              --            5,657              --
  Fund shares redeemed                   --               --               --             102               --              --
Due to custodian                         --               --               --              --               --          97,164
Payable to Sponsor (Note 4)         168,860          127,391          150,087              --          175,865             326
Other accrued expenses               26,077           33,353           28,219          21,399           24,150          18,876
------------------------------------------------------------------------------------------------------------------------------
    Total liabilities               322,827          160,744          178,306          21,501          205,672         116,366
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:(d)                  $31,263,903      $33,813,026      $34,494,013      $3,167,674      $41,249,719     $26,449,940
------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                2,038,737        2,421,891        3,971,175         311,304        2,955,100       2,642,337
------------------------------------------------------------------------------------------------------------------------------
Net asset value                 $     15.33      $     13.96      $      8.69      $    10.18      $     13.96     $     10.01
------------------------------------------------------------------------------------------------------------------------------
(a) Cost of investments         $26,231,211      $26,545,659      $37,422,665      $2,591,965      $39,439,057     $26,248,751

(b) The Portfolio commenced operations on May 1, 1998.

(c) The cost of foreign currency is $6,721.

(d) See the Statements of Changes in Net Assets for components of net assets.

    The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

23
STATEMENTS OF OPERATIONS
                                            For the Year Ended December 31, 1998

                                      EMERGING    INTERNATIONAL     INCOME         VALUE                      STANDBY
                                       GROWTH        EQUITY       OPPORTUNITY       PLUS        BALANCED       INCOME
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO(a)    PORTFOLIO    PORTFOLIO
INVESTMENT INCOME (NOTE 1):
  Interest                            $ 133,513    $  106,869     $ 3,762,184    $   5,934     $   957,009   $1,358,522
  Dividends (b)                         195,612       387,564              --       16,202         241,554           --
-----------------------------------------------------------------------------------------------------------------------
      Total investment income           329,125       494,433       3,762,184       22,136       1,198,563    1,358,522
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)     204,486       270,100         217,105        9,223         267,938       56,841
  Custody, administration and fund
    accounting fees                      93,751       192,611          93,667       64,925          94,507       89,474
  Sponsor fees (Note 3)                  51,120        56,862          66,800        2,460          66,983       45,472
  Auditing fees                          17,106        18,626          19,054       15,000          15,048       11,420
  Printing Fees                           3,355         4,627           6,803          191           6,093        2,783
  Legal fees                              3,533         3,378           4,708           64             180        2,477
  Amortization of organization
    expenses (Note 1)                     3,906         3,906           3,906           --           3,906        3,931
  Trustee fees (Note 3)                   2,545         2,531           3,060          150           2,903        1,993
  Miscellaneous                             893         2,325           2,608          128           2,913        1,279
-----------------------------------------------------------------------------------------------------------------------
      Total expenses                    380,695       554,966         417,711       92,141         460,471      215,670
      Waiver of Sponsor fee (Note 3)    (51,120)      (56,862)        (66,800)      (2,460)        (66,983)     (45,472)
      Reimbursement from Sponsor
         (Note 4)                       (35,626)     (142,709)        (67,018)     (75,538)        (92,075)     (56,515)
-----------------------------------------------------------------------------------------------------------------------
      Net expenses                      293,949       355,395         283,893       14,143         301,413      113,683
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             35,176       139,038       3,478,291        7,993         897,150    1,244,839
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                         993,434       849,718      (4,037,107)    (239,885)      1,388,987       12,585
    Written Options                          --            --          32,130           --              --           --
    Foreign currency                         --      (101,508)             --           --          62,437           --
-----------------------------------------------------------------------------------------------------------------------
                                        993,434       748,210      (4,004,977)    (239,885)      1,451,424       12,585
-----------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation (depreciation) on:
      Investments                      (296,091)    3,383,197      (4,419,252)     255,957      (1,113,545)       6,334
      Written Options                        --            --              --           --              --           --
      Foreign currency                       --        (1,418)            279           --         (21,020)          --
-----------------------------------------------------------------------------------------------------------------------
                                       (296,091)    3,381,779      (4,418,973)     255,957      (1,134,565)       6,334
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):                               697,343     4,129,989      (8,423,950)      16,072         316,859       18,919
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 732,519    $4,269,027     $(4,945,659)   $  24,065     $ 1,214,009   $1,263,758
-----------------------------------------------------------------------------------------------------------------------
(a) Portfolio commenced operations on May 1, 1998
(b) Net of foreign tax withholding    $      --    $   51,814     $        --    $      --     $       433   $       --

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS                                           24

                                                   EMERGING GROWTH            INTERNATIONAL EQUITY
                                                      PORTFOLIO                     PORTFOLIO
                                             ---------------------------   ---------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 1998           1997           1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)               $    35,176    $    33,227    $   139,038    $   101,104
  Net realized gain (loss)                       993,434      1,327,486        748,210      1,133,852
  Net change in unrealized appreciation
     (depreciation)                             (296,091)     2,197,739      3,381,779        577,604
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                   732,519      3,558,452      4,269,027      1,812,560
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
     Net investment income                       (49,174)       (30,394)      (164,384)       (70,264)
     Realized capital gains                   (1,035,008)    (1,012,609)      (845,182)      (995,634)
     Distribution in excess of net
       investment income                              --             --       (106,570)            --
     Distribution in excess of realized
       capital gains                                  --             --             --             --
     Return of capital distributions                  --             --             --             --
------------------------------------------------------------------------------------------------------
  Total dividends and distributions           (1,084,182)    (1,043,003)    (1,116,136)    (1,065,898)
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Proceeds from shares sold                   13,916,105     12,538,066     12,081,975     10,372,680
  Reinvestment of dividends                    1,084,183      1,043,003      1,116,136      1,065,898
  Cost of shares redeemed                     (2,801,672)    (2,450,901)    (2,240,707)    (1,240,789)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from share
     transactions                             12,198,616     11,130,168     10,957,404     10,197,789
------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets     11,846,953     13,645,617     14,110,295     10,944,451
------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                         19,416,950      5,771,333     19,702,731      8,758,280
------------------------------------------------------------------------------------------------------
  End of period                              $31,263,903    $19,416,950    $33,813,026    $19,702,731
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in capital                            $28,584,379    $16,385,765    $29,242,515    $18,285,104
  Undistributed (distribution in excess of)
     net investment income                            --          3,217       (186,882)       (56,246)
  Accumulated net realized gain (loss) on
     investments                                 155,940        208,293        (39,788)        58,471
  Net unrealized appreciation
     (depreciation) on investments             2,523,584      2,819,675      4,797,181      1,415,402
------------------------------------------------------------------------------------------------------
  Net assets applicable to shares
     outstanding                             $31,263,903    $19,416,950    $33,813,026    $19,702,731
------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                    892,493        892,720        869,535        858,524
  Reinvestment of dividends                       73,504         69,673         79,724         89,196
------------------------------------------------------------------------------------------------------
                                                 965,997        962,393        949,259        947,720
  Shares redeemed                               (188,219)      (174,447)      (168,341)       (98,268)
------------------------------------------------------------------------------------------------------
  Net increase (decrease)                        777,778        787,946        780,918        849,452
  Beginning of period                          1,260,959        473,013      1,640,973        791,521
------------------------------------------------------------------------------------------------------
  End of period                                2,038,737      1,260,959      2,421,891      1,640,973
------------------------------------------------------------------------------------------------------

(a) The Portfolio commenced operations on May 1, 1998.
The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

25

                                               INCOME OPPORTUNITY           VALUE PLUS
                                                    PORTFOLIO                PORTFOLIO
                                            ---------------------------   -----------------
                                               FOR THE        FOR THE           FOR THE
                                             YEAR ENDED     YEAR ENDED     PERIOD ENDED(a)
                                            DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                1998           1997             1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)               $ 3,478,291    $ 1,832,004       $     7,993
  Net realized gain (loss)                    (4,004,977)       191,074          (239,885)
  Net change in unrealized appreciation
     (depreciation)                           (4,418,973)      (528,803)          255,957
----------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                (4,945,659)     1,494,275            24,065
----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
     Net investment income                    (3,478,834)    (1,814,515)           (8,332)
     Realized capital gains                           --       (227,491)               --
     Distribution in excess of net
       investment income                              --             --                --
     Distribution in excess of realized
       capital gains                                  --       (496,586)               --
     Return of capital distributions             (96,964)            --                --
----------------------------------------------------------------------------------------------
  Total dividends and distributions           (3,575,798)    (2,538,592)           (8,332)
----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Proceeds from shares sold                   17,222,143     19,127,540         5,347,995
  Reinvestment of dividends                    3,575,798      2,538,593             8,332
  Cost of shares redeemed                     (4,661,882)    (2,010,537)       (2,204,386)
----------------------------------------------------------------------------------------------
  Net increase (decrease) from share
     transactions                             16,136,059     19,655,596         3,151,941
----------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets      7,614,602     18,611,279         3,167,674
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                         26,879,411      8,268,132                --
----------------------------------------------------------------------------------------------
  End of period                              $34,494,013    $26,879,411       $ 3,167,674
----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in capital                            $43,631,963    $27,592,868       $ 3,151,602
  Undistributed (distribution in excess of)
     net investment income                            --            543                --
  Accumulated net realized gain (loss) on
     investments                              (4,489,001)      (484,024)         (239,885)
  Net unrealized appreciation
     (depreciation) on investments            (4,648,949)      (229,976)          255,957
----------------------------------------------------------------------------------------------
  Net assets applicable to shares
     outstanding                             $34,494,013    $26,879,411       $ 3,167,674
----------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                  1,636,452      1,651,438           563,284
  Reinvestment of dividends                      369,671        224,056               852
----------------------------------------------------------------------------------------------
                                               2,006,123      1,875,494           564,136
  Shares redeemed                               (474,021)      (174,262)         (252,832)
----------------------------------------------------------------------------------------------
  Net increase (decrease)                      1,532,102      1,701,232           311,304
  Beginning of period                          2,439,073        737,841                --
----------------------------------------------------------------------------------------------
  End of period                                3,971,175      2,439,073           311,304
----------------------------------------------------------------------------------------------

                                                     BALANCED                   STANDBY INCOME
                                                     PORTFOLIO                     PORTFOLIO
                                             ---------------------------   ---------------------------
                                                FOR THE        FOR THE        FOR THE        FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                 1998           1997           1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                $   897,150    $   349,650    $  1,244,839   $    745,080
  Net realized gain (loss)                      1,451,424      1,435,996          12,585         (8,448)
  Net change in unrealized appreciation
     (depreciation)                            (1,134,565)       475,638           6,334           (382)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                  1,214,009      2,261,284       1,263,758        736,250
-------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
     Net investment income                       (922,633)      (350,429)     (1,244,085)      (745,079)
     Realized capital gains                    (1,163,140)    (1,314,627)             --             --
     Distribution in excess of net
       investment income                          (10,746)        (5,844)             --             --
     Distribution in excess of realized
       capital gains                                   --             --              --             --
     Return of capital distributions                   --             --              --             --
-------------------------------------------------------------------------------------------------------
  Total dividends and distributions            (2,096,519)    (1,670,900)     (1,244,085)      (745,079)
-------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Proceeds from shares sold                    21,290,408     13,559,392      22,250,007     19,020,895
  Reinvestment of dividends                     2,096,506      1,670,900       1,246,263        743,655
  Cost of shares redeemed                      (3,541,752)      (228,301)    (14,628,204)   (11,298,653)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from share
     transactions                              19,845,162     15,001,991       8,868,066      8,465,897
-------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets      18,962,652     15,592,375       8,887,739      8,457,068
-------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                          22,287,067      6,694,692      17,562,201      9,105,133
-------------------------------------------------------------------------------------------------------
  End of period                               $41,249,719    $22,287,067    $ 26,449,940   $ 17,562,201
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in capital                             $40,767,171    $20,922,008    $ 26,440,029   $ 17,571,962
  Undistributed (distribution in excess of)
     net investment income                         20,627         14,838           3,709          1,366
  Accumulated net realized gain (loss) on
     investments                                  394,283        148,018              70        (10,925)
  Net unrealized appreciation
     (depreciation) on investments                 67,638      1,202,203           6,132           (202)
-------------------------------------------------------------------------------------------------------
  Net assets applicable to shares
     outstanding                              $41,249,719    $22,287,067    $ 26,449,940   $ 17,562,201
-------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                   1,468,902        967,476       2,223,752      1,900,755
  Reinvestment of dividends                       150,809        120,806         124,567         74,322
-------------------------------------------------------------------------------------------------------
                                                1,619,711      1,088,282       2,348,319      1,975,077
  Shares redeemed                                (257,510)       (16,607)     (1,461,706)    (1,129,387)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease)                       1,362,201      1,071,675         886,613        845,690
  Beginning of period                           1,592,899        521,224       1,755,724        910,034
-------------------------------------------------------------------------------------------------------
  End of period                                 2,955,100      1,592,899       2,642,337      1,755,724
-------------------------------------------------------------------------------------------------------

   SELECT ADVISORS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS                                                          26

                                                                         TOUCHSTONE EMERGING GROWTH PORTFOLIO
                                                     ----------------------------------------------------------------------------
      SELECTED DATA FOR A SHARE OUTSTANDING:           FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                         1998           1997           1996           1995             1994
Net asset value, beginning of period                   $ 15.40        $ 12.20         $11.27         $10.10           $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.02           0.03           0.04           0.11             0.04
Net realized and unrealized gain (loss) on
  investments                                             0.46           4.06           1.22           1.87             0.06
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                  0.48           4.09           1.26           1.98             0.10
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                  (0.03)         (0.03)         (0.04)         (0.15)              --
  Realized capital gains                                 (0.52)         (0.86)         (0.29)         (0.66)              --
  Return of capital                                         --             --             --             --               --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.55)         (0.89)         (0.33)         (0.81)              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 15.33        $ 15.40         $12.20         $11.27           $10.10
---------------------------------------------------------------------------------------------------------------------------------
        Total return(c)                                   3.28%         33.67%         11.16%         19.57%            1.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                    $31,264        $19,417         $5,771         $2,615           $2,020
Ratios to average net assets:
  Net expenses                                            1.15%          1.15%          1.15%          1.15%            1.15%(d)
  Net investment income (loss)                            0.14%          0.27%          0.50%          1.09%            3.67%(d)
  Expenses, without waiver and reimbursement              1.49%          2.19%          3.22%          3.73%           11.08%(d)
Portfolio Turnover                                          66%            88%            89%           101%               0%

                                                                           TOUCHSTONE BALANCED PORTFOLIO
                                                   ------------------------------------------------------------------------------
     SELECTED DATA FOR A SHARE OUTSTANDING:          FOR THE        FOR THE        FOR THE         FOR THE           FOR THE
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED(a)
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                       1998           1997           1996            1995              1994
Net asset value, beginning of period                 $ 13.99        $ 12.84         $11.48          $10.17            $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.35           0.31           0.30            0.32              0.05
Net realized and unrealized gain (loss) on
  investments                                           0.40           2.05           1.60            2.15              0.12
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                0.75           2.36           1.90            2.47              0.17
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                (0.37)         (0.32)         (0.30)          (0.37)               --
  Realized capital gains                               (0.41)         (0.89)         (0.24)          (0.79)               --
  Return of capital                                       --             --             --              --                --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                      (0.78)         (1.21)         (0.54)          (1.16)               --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 13.96        $ 13.99         $12.84          $11.48            $10.17
---------------------------------------------------------------------------------------------------------------------------------
        Total return(c)                                 5.44%         18.61%         16.78%          24.56%             1.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                  $41,250        $22,287         $6,695          $2,895            $2,034
Ratios to average net assets:
  Net expenses                                          0.90%          0.90%          0.90%           0.90%             0.90%(d)
  Net investment income (loss)                          2.67%          2.61%          2.76%           2.87%             4.26%(d)
  Expenses, without waiver and reimbursement            1.37%          2.04%          2.72%           3.46%             8.97%(d)
Portfolio Turnover                                        51%            86%            75%            124%                3%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on November 21, 1994.
(b) The Fund commenced operations on May 1, 1998.
(c) Total return would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 4)
(d) Ratios are annualized.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

27

                                                                      TOUCHSTONE INTERNATIONAL EQUITY PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                       FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                        1998           1997           1996           1995            1994
Net asset value, beginning of period                   $ 12.01        $ 11.07         $10.00         $ 9.51          $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.06           0.07           0.06           0.04               --
Net realized and unrealized gain (loss) on
  investments                                             2.37           1.56           1.08           0.48            (0.49)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                  2.43           1.63           1.14           0.52            (0.49)
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                  (0.10)         (0.05)         (0.07)         (0.03)              --
  Realized capital gains                                 (0.38)         (0.64)            --             --               --
  Return of capital                                         --             --             --             --               --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.48)         (0.69)         (0.07)         (0.03)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 13.96        $ 12.01         $11.07         $10.00          $  9.51
----------------------------------------------------------------------------------------------------------------------------------
        Total return(c)                                  20.21%         14.76%         11.47%         15.45%           (4.90)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                    $33,813        $19,703         $8,758         $5,215          $ 4,757
Ratios to average net assets:
  Net expenses                                            1.25%          1.25%          1.25%          1.25%            1.25%(d)
  Net investment income (loss)                            0.49%          0.71%          0.86%          0.46%            1.23%(d)
  Expenses, without waiver and reimbursement              1.95%          3.19%          3.03%          3.69%            5.58%(d)
Portfolio Turnover                                         141%           149%            90%            86%               0%


                                                      TOUCHSTONE INCOME OPPORTUNITY PORTFOLIOTO
                                                     ------------------------------------------
                                                       FOR THE        FOR THE        FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                         1998           1997           1996
Net asset value, beginning of period                    $ 11.02        $ 11.21         $10.09
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               1.02           1.20           1.17
Net realized and unrealized gain (loss) on
  investments                                             (2.30)          0.11           1.45
------------------------------------------------------------------------------------------------
        Total from investment operations                  (1.28)          1.31           2.62
------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                   (1.02)         (1.19)         (1.17)
  Realized capital gains                                     --          (0.31)         (0.33)
  Return of capital                                       (0.03)            --             --
------------------------------------------------------------------------------------------------
Total dividends and distributions                         (1.05)         (1.50)         (1.50)
------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  8.69        $ 11.02         $11.21
------------------------------------------------------------------------------------------------
        Total return(c)                                  (12.27)%          12.03%       27.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                     $34,494          $26,879       $8,268
Ratios to average net assets:
  Net expenses                                             0.85%            0.85%        0.85%
  Net investment income (loss)                            10.40%           10.93%       11.85%
  Expenses, without waiver and reimbursement               1.25%            1.72%        2.85%
Portfolio Turnover                                          175%             189%         213%

[CAPTION]

                                                                                                 TOUCHSTONE
                                                                                                 VALUE PLUS
                                                     TOUCHSTONE INCOME OPPORTUNITY PORTFOLIO     PORTFOLIO
                                                     --------------------------------------- ---------------
                                                            FOR THE          FOR THE              FOR THE
                                                          YEAR ENDED    PERIOD ENDED(a)      PERIOD ENDED(b)
                                                          DECEMBER 31,    DECEMBER 31,         DECEMBER 31,
                                                              1995            1994              1998
Net asset value, beginning of period                          $ 9.42          $ 10.00           $ 10.00
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    1.22             0.12              0.03
Net realized and unrealized gain (loss) on
  investments                                                   0.79            (0.70)             0.18
----------------------------------------------------------------------------------------------------------------------
        Total from investment operations                        2.01            (0.58)             0.21
----------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                       (1.34)              --             (0.03)
  Realized capital gains                                          --               --                --
  Return of capital                                               --               --                --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (1.34)              --             (0.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.09          $  9.42           $ 10.18
----------------------------------------------------------------------------------------------------------------------
        Total return(c)                                        23.35%           (5.80)%            2.11%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                           $2,602          $ 1,883           $ 3,168
Ratios to average net assets:
  Net expenses                                                  0.85%            0.85%(d)          1.15%(d)
  Net investment income (loss)                                 12.81%           11.24%(d)          0.65%(d)
  Expenses, without waiver and reimbursement                    3.54%           11.56%(d)          7.49%(d)
Portfolio Turnover                                               104%              45%              100%

                                                                         TOUCHSTONE STANDBY INCOME PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                       FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                         1998           1997           1996           1995            1994
Net asset value, beginning of period                   $ 10.00        $ 10.01         $10.02         $10.03          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.55           0.54           0.52           0.56             0.05
Net realized and unrealized gain (loss) on
  investments                                             0.01          (0.01)         (0.01)         (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                  0.56           0.53           0.51           0.55             0.08
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                  (0.55)         (0.54)         (0.52)         (0.56)           (0.05)
  Realized capital gains                                    --             --             --             --               --
  Return of capital                                         --             --             --             --               --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.55)         (0.54)         (0.52)         (0.56)           (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 10.01        $ 10.00         $10.01         $10.02          $ 10.03

---------------------------------------------------------------------------------------------------------------------------------
        Total return(c)                                   5.71%          5.41%          5.18%          5.90%            0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                    $26,450        $17,562         $9,105         $5,790          $ 5,013
Ratios to average net assets:
  Net expenses                                            0.50%          0.50%          0.50%          0.50%            0.50%(d)
  Net investment income (loss)                            5.47%          5.42%          5.15%          5.59%            4.90%(d)
  Expenses, without waiver and reimbursement              0.95%          1.48%          1.54%          1.73%            3.67%(d)
Portfolio Turnover                                         328%           251%           143%           159%              56%
---------------------------------------------------------------------------------------------------------------------------------

   SELECT ADVISORS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS                                                 28

1.  Organization and Significant Accounting Policies

Select Advisors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of six Portfolios: Emerging Growth Portfolio, International Equity Portfolio, Income Opportunity Portfolio, Value Plus Portfolio, Balanced Portfolio and Standby Income Portfolio ("Portfolios").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each portfolio to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

As of December 31, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern, and Western-Southern owned 100% of the outstanding shares of the Trust.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the
Portfolios:

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

29

FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded upon notification of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Distributions to shareholders for the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio, and Value Plus Portfolio are recorded by the Portfolio on the ex-dividend date. It is the policy of the Standby Income Portfolio to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These differences which may result in distribution reclassifications are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales, paydown gains and losses on certain securities and excise tax regulations. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

                                                                              30
Notes to Financial Statements continued

FEDERAL TAXES. Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary. At December 31, 1998, the following Portfolios had a capital loss carryforward expiring in December 2006:

Income Opportunity Portfolio                                    $3,801,099
Value Plus Portfolio                                            $   30,846
--------------------------------------------------------------------------

Additionally, at December 31, 1998, the International Equity Portfolio had a net currency loss of $46 and the following Portfolios had net capital losses, as specified below, attributable to security transactions incurred after October 31, 1998, which are treated as arising on the first day of the Portfolio's next taxable year.

Income Opportunity Portfolio                                    $646,621
Value Plus Portfolio                                            $ 17,007
------------------------------------------------------------------------

WRITTEN OPTION. Each Portfolio may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

31

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Portfolios as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1998, the following Portfolio had the following open forward foreign currency contracts:

                                                                                                       UNREALIZED
                                                            CONTRACTS TO     IN EXCHANGE              APPRECIATION/
                            PORTFOLIO NAME      MATURITY   DELIVER/RECEIVE       FOR        VALUE     DEPRECIATION
                         Balanced Portfolio
                         Sales                  3/22/99     GBP   117,800     $197,433     $195,104      $ 2,329
                                                1/11/99     ZAR 2,321,000      388,384      394,041       (5,657)
                         ------------------------------------------------------------------------------------------
                                                                                                         $(3,328)
                         ------------------------------------------------------------------------------------------

                       GBP -- Great British Pound
                       ZAR -- South African Rand

ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Portfolio except the Value Plus Portfolio, on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after taking into account any prior redemptions of the Initial Shares of the Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   SELECT ADVISORS VARIABLE INSURANCE TRUST

                                                                              32
Notes to Financial Statements continued

2.  Risks Associated with Foreign Investments

Some of the Portfolios may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3.  Transactions with Affiliates

SPONSOR. Touchstone Advisors, Inc. ("Sponsor" or "Advisor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement, provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor reserves the right to receive a sponsor fee from each Portfolio on an annual basis up to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

INVESTMENT ADVISOR. The Trust also has an investment advisory agreement with the Sponsor. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. For the period ended December 31, 1998, each Portfolio incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

                        EMERGING    INTERNATIONAL      INCOME       VALUE                STANDBY
                         GROWTH        EQUITY        OPPORTUNITY    PLUS     BALANCED    INCOME
Rate                     0.80%         0.95%           0.65%        0.75%    0.80%       0.25%
------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor may enter into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Portfolios. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on

   SELECT ADVISORS VARIABLE INSURANCE TRUST

33

average daily net assets. As of December 31, 1998, the following sub-advisory agreements were in place:

EMERGING GROWTH PORTFOLIO
David L. Babson & Company, Inc.........    0.05%
Westfield Capital Management Company...    0.45% on the first $10 million
                                           0.40% on the next $40 million
                                           0.35% thereafter
INTERNATIONAL EQUITY PORTFOLIO
Credit Suisse Asset Management.........    0.85% on the first $30 million
                                           0.80% on the next $20 million
                                           0.70% on the next $20 million
                                           0.60% thereafter
INCOME OPPORTUNITY PORTFOLIO
Alliance Capital Management LP.........    0.40% on the first $50 million
                                           0.35% on the next $20 million
                                           0.30% on the next $20 million
                                           0.25% thereafter
VALUE PLUS PORTFOLIO
Fort Washington Investment Advisors,       0.45%
  Inc..................................
BALANCED PORTFOLIO
OpCap Advisors                             0.60% on the first $20 million*
                                           0.50% on the next $30 million*
                                           0.40% thereafter*
STANDBY INCOME PORTFOLIO
Fort Washington Investment Advisors,       0.15%
  Inc..................................

* Includes assets of the Balanced Portfolio of the Select Advisors Variable Insurance Trust and the Balanced Portfolio of the Select Advisors Portfolio, (for which OpCap Advisors also acts in an investment advisory capacity).

Fort Washington Investment Advisors, Inc., is an affiliate of the Sponsor.

TRUSTEES. Each Trustee who is not an "interested person," (as defined in the Act), of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Portfolios, which are included in separate reports. For the year ended December 31, 1998, the Trust incurred $13,182 in Trustee fees.

4.  Expense Reimbursements

The Sponsor has agreed to waive fees and reimburse each Portfolio so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Portfolio are not greater, on an annualized

   SELECT ADVISORS VARIABLE INSURANCE TRUST

                                                                              34
Notes to Financial Statements continued

basis, than the percentage of average daily net assets of the Portfolio listed below.

                           EMERGING   INTERNATIONAL     INCOME       VALUE               STANDBY
                            GROWTH       EQUITY       OPPORTUNITY    PLUS     BALANCED   INCOME
Voluntary expense limit      1.15%         1.25%          0.85%       1.15%     0.90%      0.50%
Amount of Reimbursement    $35,626      $142,709        $67,018     $75,538   $92,075    $56,515
------------------------------------------------------------------------------------------------

The Sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1999.

5.  Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 1998 were as follows:

                        EMERGING     INTERNATIONAL     INCOME        VALUE                      STANDBY
                         GROWTH         EQUITY       OPPORTUNITY      PLUS       BALANCED       INCOME
Cost of purchases      $26,777,375    $45,292,886    $70,328,057   $4,707,578   $25,718,908   $22,928,829
Proceeds from sales    $15,120,406    $37,064,146    $55,046,123   $1,875,695   $11,926,313   $13,813,076
---------------------------------------------------------------------------------------------------------

Purchase and sales of U.S. government obligations for the year ended December 31, 1998 were as follows:

                                                                         STANDBY
                                                          BALANCED       INCOME
Cost of purchases                                        $8,495,669    $ 8,774,275
Proceeds from sales                                      $4,337,484    $ 7,668,650
----------------------------------------------------------------------------------

6.  Written Options

The Income Opportunity Portfolio's activity in written options during year ended December 31, 1998, was as follows:

                                                          PRINCIPAL AMOUNT
                                                            OF CONTRACTS
                                                          (000'S OMITTED)     PREMIUMS
Options Outstanding at December 31, 1997                            --        $    --
  Options Written                                                2,550         32,130
  Options Canceled in Closing Transactions                      (2,550)            --
--------------------------------------------------------------------------------------
Options Outstanding at December 31, 1998                            --        $32,130
--------------------------------------------------------------------------------------

   SELECT ADVISORS VARIABLE INSURANCE TRUST

35

7.  Subsequent Event

Effective immediately after the close of business on December 31, 1998, two new portfolios, namely Touchstone Growth & Income Fund and Touchstone Bond Fund were established in the Select Advisors Variable Insurance Trust. Effective after the close of business on December 31, 1998, Select Advisors Variable Insurance Trust was renamed Touchstone Variable Series Trust ("VST"). The shares of the newly established VST: Touchstone Growth & Income Fund and VST: Touchstone Bond Fund, (collectively "VST Funds") were substituted for shares of the Select Advisors
Portfolios: Growth & Income Portfolio II and the Select Advisors Portfolios:
Bond Portfolio II respectively, (collectively "SAP Funds") held by Western-Southern Life Assurance Company Separate Account 1 and Separate Account 2 and The Western and Southern Life Insurance Company Separate Account A. This transaction was achieved through an in-kind redemption from the SAP Funds and a corresponding in-kind contribution to the VST Funds of the net assets of the SAP Funds. As a result of this transaction, the SAP Funds ceased to be available as investment options for Separate Accounts 1, 2 and A. The VST Funds have substantially identical investment objectives, policies and risk as those of the respective SAP Funds. In addition, the VST Funds will employ the same investment advisor and investment techniques as those employed by the respective SAP Funds. The SAP Funds will be dissolved and terminated as soon as practicable.

Federal Tax Information (unaudited)

For corporate shareholders, a portion of the ordinary dividends paid during the Portfolio's year ended December 31, 1998 qualified for the dividends received deduction, as follows:

                         Emerging Growth Portfolio                                       100%
                         Balanced Portfolio                                               18%
                         -------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code, the Portfolios designated the following capital gain dividends for the year ended December 31, 1998:

                                                              LONG TERM CAPITAL GAINS
                                                              DISTRIBUTIONS PER SHARE    CAPITAL GAIN DIVIDENDS
                         Emerging Growth Portfolio                    $0.513                   $1,005,881
                         International Equity Portfolio                0.309                      772,132
                         Balanced Portfolio                            0.148                      420,115
                         --------------------------------------------------------------------------------------

   REPORT OF INDEPENDENT ACCOUNTANTS

REPORT OF INDEPENDENT ACCOUNTANTS                                             36

To Investors and Trustees of
the Select Advisors Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Touchstone Emerging Growth Portfolio, Touchstone International Equity Portfolio, Touchstone Income Opportunity Portfolio, Touchstone Value Plus Portfolio, Touchstone Balanced Portfolio and Touchstone Standby Income Portfolio, (the "Funds") at December 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999